Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Commitments and Contingencies
Note 4. Commitments and Contingencies
In the normal course of business, the Company may from time to time be named as a party to various legal claims, actions and complaints, including matters involving employment, intellectual property, effects from the use of therapeutics utilizing its technology, or others. It is impossible to predict with certainty whether any resulting liability would have a material adverse effect on the Company’s financial position, results of operations or cash flows. As of September 30, 2025, the Company was not a party to any material legal proceedings with respect to itself or any of its material properties.
Legacy Semnur Merger Agreement
On March 18, 2019, Legacy Semnur was acquired by Scilex pursuant to an Agreement and Plan of Merger with Semnur (as amended, the “Legacy Semnur Merger Agreement”), Sigma Merger Sub, Inc., a wholly owned subsidiary of Scilex (“Sigma Merger Sub”), Fortis Advisors LLC, solely as representative of the holders of the

Company’s equity, and for limited purposes, Sorrento Therapeutics, Inc. Pursuant to the Legacy Semnur Merger Agreement, Sigma Merger Sub merged with and into Legacy Semnur, and Legacy Semnur survived as Scilex’s wholly owned subsidiary.
Pursuant to the Legacy Semnur Merger Agreement, and upon the terms and subject to the conditions contained therein, Scilex agreed to pay the former holders of Legacy Semnur’s capital stock up to $280.0 million in aggregate contingent cash consideration based on the achievement of certain milestones (which amount is expected to be charged back to Semnur through an intercompany arrangement), comprised of a $40.0 million payment that will be due upon obtaining the first approval of a new drug application of a Semnur product by the FDA and additional payments that will be due upon the achievement of certain amounts of net sales of Semnur products, as follows: (i) a $20.0 million payment upon the achievement of $100.0 million in cumulative net sales of a Semnur product, (ii) a $20.0 million payment upon the achievement of $250.0 million in cumulative net sales of a Semnur product, (iii) a $50.0 million payment upon the achievement of $500.0 million in cumulative net sales of a Semnur product, and (iv) a $150.0 million payment upon the achievement of $750.0 million in cumulative net sales of a Semnur product.
To-date,
none of the foregoing payments have been triggered.
Shah Assignment Agreement
On August 6, 2013, Legacy Semnur entered into an Assignment Agreement (the “Shah Assignment Agreement”) with Shah Investor LP (“Shah Investor”). Pursuant to the Shah Assignment Agreement, Shah Investor assigned to Legacy Semnur the patents, know-how and
other intellectual property related to pharmaceutical compositions of corticosteroids.
In consideration of the license and rights granted by Shah Investor, Legacy Semnur agreed to pay royalties (i) at the rate of 1.5% of the Net Sales for Annual Net Sales (each as defined therein) up to $250.0 million and (ii) at the rate of 2.5% of the Net Sales for Annual Net Sales of $250.0 million and above, subject to certain adjustments as set out in the Shah Assignment Agreement. Such royalties payment for a given calendar quarter shall be due and payable on the date the royalty report for such quarter is due under the Shah Assignment
Agreement. To-date, none
of the foregoing payments have been triggered.
The Shah Assignment Agreement continues in full force and effect on a country-by-country
and
product-by-product
basis until royalties are no longer due on such product under the agreement. The Shah Assignment Agreement contains customary reciprocal indemnification obligations for Shah Investor and Semnur.
Subsidiary Guarantee to Scilex-Oramed Note
On September 21, 2023, Scilex entered into, and consummated the transactions contemplated by, a Securities Purchase Agreement (the “Scilex-Oramed SPA”) with Oramed Pharmaceuticals Inc. (“Oramed”) and the Agent (as defined below), pursuant to which, among other things, Scilex issued to Oramed a senior secured promissory note in the principal amount of $101.9 million (the “Scilex-Oramed Note”), which as of September 30, 2025 is due on December 31, 2025. In connection with the Scilex-Oramed SPA, Scilex and each of its subsidiaries, including Legacy Semnur, (collectively, the “Guarantors”) entered into a subsidiary guarantee (as amended, the “Subsidiary Guarantee”) with Oramed and Acquiom Agency Services LLC, as the collateral agent for the holders of the Scilex-Oramed Note (the “Agent”), pursuant to which, the Guarantors have agreed to guarantee and act as surety for payment of the Scilex-Oramed Note and any additional notes issued by Scilex in full or partial substitution of the Scilex-Oramed Note. Following the execution of the amended and restated security agreement with Oramed on October 8, 2024, and upon completion of the Business Combination, as of September 22, 2025, the Company was no longer a Guarantor under the Subsidiary Guarantee.

Note 7. Commitments and Contingencies
In the normal course of business, the Company may from time to time be named as a party to various legal claims, actions and complaints, including matters involving employment, intellectual property, effects from the use of therapeutics utilizing its technology, or others. It is impossible to predict with certainty whether any resulting liability would have a material adverse effect on the Company’s financial position, results of operations or cash flows. As of December 31, 2024 and 2023, the Company was not a party to any material legal proceedings with respect to itself or any of its material properties.
Semnur Merger Agreement
On March 18, 2019, Semnur was acquired by Scilex pursuant to an Agreement and Plan of Merger with Semnur (as amended, the “Semnur Merger Agreement”), Sigma Merger Sub, Inc., a wholly owned subsidiary of Scilex (“Sigma Merger Sub”), Fortis Advisors LLC, solely as representative of the holders of the Company’s equity (the “Semnur Equityholders’ Representative”), and for limited purposes, Sorrento Therapeutics, Inc. Pursuant to the Semnur Merger Agreement, Sigma Merger Sub merged with and into the Company (the “Semnur Merger”), and the Company survived as Scilex’s wholly owned subsidiary.
Pursuant to the Semnur Merger Agreement, and upon the terms and subject to the conditions contained therein, Scilex agreed to pay the former holders of Semnur’s capital stock (the “Semnur Equityholders”) up to $280.0 million in aggregate contingent cash consideration based on the achievement of certain milestones (which amount is expected to be charged back to Semnur through an intercompany arrangement), comprised of a $40.0 million payment that will be due upon obtaining the first approval of a NDA of a Semnur product by the FDA and additional payments that will be due upon the achievement of certain amounts of net sales of Semnur products, as follows: (i) a $20.0 million payment upon the achievement of $100.0 million in cumulative net sales of a Semnur product, (ii) a $20.0 million payment upon the achievement of $250.0 million in cumulative net sales of a Semnur product, (iii) a $50.0 million payment upon the achievement of $500.0 million in cumulative net sales of a Semnur product, and (iv) a $150.0 million payment upon the achievement of $750.0 million in cumulative net sales of a Semnur product. To-date, none of the foregoing payments have been triggered.
Shah Assignment Agreement
On August 6, 2013, the Company entered into an Assignment Agreement (the “Shah Assignment Agreement”) with Shah Investor LP (“Shah Investor”). Pursuant to the Shah Assignment Agreement, Shah Investor assigned to the Company the patents, know-how and other intellectual property related to pharmaceutical compositions of corticosteroids.
In consideration of the license and rights granted by Shah Investor, Semnur agreed to pay royalties (i) at the rate of 1.5% of the Net Sales for Annual Net Sales (each as defined therein) up to $250,000,000 and (ii) at the rate of 2.5% of the Net Sales for Annual Net Sales of $250,000,000 and above, subject to certain adjustments as set out in the Shah Assignment Agreement. Such royalties payment for a given calendar quarter shall be due and payable on the date the royalty report for such quarter is due under the Shah Assignment Agreement. To-date, none of the foregoing payments have been triggered.
The Shah Assignment Agreement continues in full force and effect on a country-by-country and product-by- product basis until royalties are no longer due on such product under the agreement. The Shah Assignment Agreement contains customary reciprocal indemnification obligations for Shah Investor and Semnur.

Subsidiary Guarantee to Oramed Note
On September 21, 2023, Scilex entered into, and consummated the transactions contemplated by, a Securities Purchase Agreement (the “Scilex-Oramed SPA”) with Oramed Pharmaceuticals Inc. (“Oramed”) and the Agent (as defined below), pursuant to which, among other things, Scilex issued to Oramed a senior secured promissory note due 18 months from the date of issuance in the principal amount of $101,875,000 (the “Oramed Note”). In connection with the Scilex-Oramed SPA, Scilex and each of its subsidiaries, including the Company, (collectively, the “Guarantors”) entered into a subsidiary guarantee (as amended, the “Subsidiary Guarantee”) with Oramed and Acquiom Agency Services LLC, as the collateral agent for the holders of the Oramed Note (the “Agent”), pursuant to which, the Guarantors have agreed to guarantee and act as surety for payment of the Oramed Note and any additional notes issued by Scilex in full or partial substitution of the Oramed Note. Following the execution of the amended and restated security agreement with Oramed on October 8, 2024, and subject to the completion of the Business Combination, the Company will no longer be a Guarantor under the Subs idi
ary Guarantee.